PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Rental expense	$ 1,400,000,000	$ 1,500,000,000	$ 1,500,000,000
Future Minimum Annual Rentals
2015	1,415,000,000
2016	1,192,000,000
2017	964,000,000
2018	771,000,000
2019	679,000,000
Thereafter	4,994,000,000
Total	$ 10,015,000,000